Expense Example, No Redemption (Moderate Allocation Portfolio Annuity)	Moderate Allocation Portfolio Moderate Allocation Portfolio - Moderate Allocation Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243